Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of Cash and Cash Equivalents

(in millions)	December 31, 2021	December 31, 2020
Cash and cash equivalents at banks and on hand	€1,692.7	€1,210.2
Total	€1,692.7	€1,210.2

Summary of Financial Assets at Amortized Cost and at Fair Value through Profit or Loss

Set out below, is an overview of financial assets at amortized cost and at fair value through profit or loss, other than cash and cash equivalents, held by the Group as of the dates indicated:

Financial assets
(in millions)	December 31, 2021	December 31, 2020
Derivatives not designated as hedging instrument
Foreign exchange forward contracts	€5.7	€—
Equity instruments designated at fair value through OCI
InstaDeep Ltd.	19.5	—
Financial assets at amortized cost
Trade and other receivables	12,381.7	165.5
Cash deposit with an original term of six months	375.2	—
Other financial assets	2.5	137.2
Total	€12,784.6	€302.7
Total current	12,763.3	302.7
Total non-current	21.3	—

Summary of Financial Liabilities at Amortized Cost

Set out below, is an overview of financial liabilities, other financial liabilities and trade payables held by the Group as of the dates indicated:

Loans and borrowings
(in millions)	Maturity	December 31, 2021	December 31, 2020
Lease liabilities		€181.6	€84.2
Convertible note – host contract	8/28/2024	99.7	87.5
3.5% €50,000,000 bank loan	(1)	—	47.2
2.2% €10,000,000 secured bank loan	12/30/2027(2)	7.7	9.0
2.1% €9,450,000 secured bank loan	9/30/2028(2)	7.8	8.7
1.9% €3,528,892 secured bank loan	6/30/2027	3.4	3.5
0.8% €1,305,167 loan	5/30/2039	1.3	—
Total		€301.5	€240.1
Total current		129.9	9.1
Total non-current		171.6	231.0

(1)
The loan was fully repaid during December 2021.
(2)
The loans were fully repaid in February 2022.

Other financial liabilities
(in millions)	December 31, 2021	December 31, 2020
Derivatives not designated as hedging instrument
Convertible note – embedded derivative	€308.7	€30.9
Foreign exchange forward contracts	63.0	—
Financial liabilities at fair value through profit or loss
Contingent consideration	6.1	0.6
Total financial liabilities at fair value	€377.8	€31.5

Trade payables and other financial liabilities at amortized cost, other than loans and borrowings
Trade payables	160.0	102.3

Other financial liabilities	818.7	74.1
Total trade payables and other financial liabilities at amortized cost, other than loans and borrowings	€978.7	€176.4

Total other financial liabilities	€1,356.5	€207.9
Total current	1,350.4	176.4
Total non-current	6.1	31.5

Total financial liabilities
(in millions)	December 31, 2021	December 31, 2020
Loans and borrowings	€301.5	€240.1
Other financial liabilities	1,356.5	207.9
Total	€1,658.0	€448.0
Total current	1,480.3	185.5
Total non-current	177.7	262.5

The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2021
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€2.6	€11.5	€6.1	€20.2
Trade and other payables	160.0	—	—	160.0
Lease liabilities	31.3	89.1	88.9	209.3
Contingent consideration	—	—	6.1	6.1
Foreign exchange forward contracts	63.0	—	—	63.0
Other financial liabilities	818.7	—	—	818.7
Total	€1,075.6	€100.6	€101.1	€1,277.3

Year ended December 31, 2020
(in millions)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	€3.2	€12.6	€66.7	€82.5
Trade and other payables	102.3	—	—	102.3
Lease liabilities	8.5	27.3	71.8	107.6
Contingent consideration	—	—	0.6	0.6
Other financial liabilities	74.1	—	—	74.1
Total	€188.1	€39.9	€139.1	€367.1

Summary of Carrying Amount of Monetary Assets

The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions)	December 31, 2021	December 31, 2020
U.S. dollar Bank accounts	€436.2	€673.5
Other financial assets in U.S. dollar	11,895.5	85.6
Financial liabilities in U.S. dollar	656.7	72.8
Total	€11,675.0	€686.3

Summary of Effect of Changes in Foreign Exchange Rates

The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit / (loss) before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2021	2020	2021	2020
U.S. dollar	United States	1.1326	1.2271	1.1827	1.1422

(in millions)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity
2021	+5%	€(329.5)	€(328.5)
	-5%	364.3	363.0
2020	+5%	(32.5)	(32.7)
	-5%	35.9	36.1

Summary of Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2021
(in millions)	January 1, 2021	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other	December 31, 2021
Current obligations under lease contracts	€6.1	€(14.1)	€—	€—	€22.1	€13.4	€0.4	€27.9
Non-current obligations under lease contracts	78.1	—	—	—	87.7	(13.4)	1.3	153.7
Loans and borrowings	155.9	(52.6)	1.3	—	—	—	15.3	119.9
Convertible note – embedded derivative	30.9	—	—	277.8	—	—	—	308.7
Total	€271.0	€(66.7)	€1.3	€277.8	€109.8	€—	€17.0	610.2

Year ended December 31, 2020
(in millions)	January 1, 2020	Cash flows	Acquisition of subsidiaries and businesses	Changes in fair value	New leases and disposals	Reclassification	Other	December 31, 2020
Current obligations under lease contracts	€3.5	€(12.7)	€2.7	€—	€8.6	€4.0	€—	€6.1
Non-current obligations under lease contracts	54.1	—	32.3	—	(4.3)	(4.0)	—	78.1
Loans and borrowings	16.6	140.8	—	—	—	—	(1.5)	155.9
Convertible note – embedded derivative	—	13.6	—	17.3	—	—	—	30.9
Total	€74.2	€141.7	€35.0	€17.3	€4.3	€—	€(1.5)	€271.0